UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Chariot Absolute Return Currency Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 27.6%
	DEBT FUNDS - 27.6%
222,434	Delemare Limited-Term Diversified Income Fund			$ 1,997,455
170,893	Putnam Global Trust Class Y Shares *			2,124,198
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $4,271,628)			4,121,653

	SHORT-TERM INVESTMENTS - 38.9%
Principal ($)		Coupon Rate (%)	Maturity Date	Value
$ 1,230,501	AIM STIT - Liquid Assets Portfolio +	0.03	3/31/2012	1,230,501
664,750	AIM STIT-STIC Prime Portfolio +	0.03	3/31/2012	664,750
2,675,000	Bennett Realty * +	0.58	4/1/2023	2,675,000
1,230,501	BlackRock Liquidity Funds TempFund Portfolio +	0.02	3/31/2012	1,230,502
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,800,753)			5,800,753

	TOTAL INVESTMENTS - 66.5% (Cost $10,072,381)			$ 9,922,406
	OTHER ASSETS AND LIABILITIES - 33.5%			5,001,717
	TOTAL NET ASSETS - 100.0%			$ 14,924,123

*Non-income producing security
+ Variable rate security. The rate reflected represents the rate in effect at March 31, 2010

At March 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:				$ 4,460
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:				(154,435)
Net unrealized depreciation:				$ (149,975)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,121,653	$ -	$ -	$ 4,121,653
Short-Term Investments	$ 5,800,753	$ -	$ -	$ 5,800,753
Spot Foreign Currency Contracts	$ 70,283	$ -	$ -	$ 70,283
Total	$ 9,992,689	$ -	$ -	$ 9,992,689
Liabilities	Level 1	Level 2	Level 3	Total
Spot Foreign Currency Contracts	$ 64,077	$ -	$ -	$ 64,077
Total	$ 64,077	$ -	$ -	$ 64,077

                                                  The Fund did not hold any Level 3 securities during the period.

Buy / Sell	Foreign Currency Type	Local Currency Type	Local Currency $	Market Value	Settlement Date	Unrealized Gain (Loss)
Buy	British Pound	United States Dollar	450,000	$ 683,280	4/1/2010	$ 4,842
Buy	Euro	United States Dollar	450,000	608,533	4/6/2010	4,183
Buy	Euro	United States Dollar	300,000	405,689	4/6/2010	3,404
Buy	British Pound	United States Dollar	450,000	683,255	4/6/2010	3,103
Buy	Euro	United States Dollar	450,000	608,535	4/1/2010	3,047
Buy	Euro	United States Dollar	300,000	405,689	4/6/2010	2,987
Buy	Euro	United States Dollar	300,000	405,689	4/6/2010	2,498
Buy	Euro	United States Dollar	300,000	405,689	4/6/2010	2,429
Buy	Euro	United States Dollar	450,000	608,535	4/1/2010	2,412
Buy	Euro	United States Dollar	150,000	202,844	4/6/2010	1,666
Buy	Euro	United States Dollar	150,000	202,844	4/6/2010	1,546
Buy	Euro	United States Dollar	300,000	405,690	4/1/2010	1,503
Buy	Euro	United States Dollar	150,000	202,844	4/6/2010	1,474
Buy	Euro	United States Dollar	300,000	405,690	4/1/2010	1,278
Buy	Euro	United States Dollar	450,000	608,535	4/1/2010	1,260
Buy	Euro	United States Dollar	150,000	202,844	4/6/2010	1,111
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	1,100
Buy	Euro	United States Dollar	300,000	405,690	4/1/2010	1,095
Buy	Euro	United States Dollar	300,000	405,690	4/1/2010	1,092
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	1,080
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	1,080
Buy	Euro	United States Dollar	300,000	405,689	4/6/2010	1,070
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	1,050
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	1,002
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	990
Buy	Euro	United States Dollar	300,000	405,689	4/6/2010	956
Buy	Euro	United States Dollar	300,000	405,689	4/6/2010	950
Buy	Euro	United States Dollar	150,000	202,844	4/6/2010	869
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	860
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	860
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	857
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	792
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	778
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	773
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	772
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	769
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	745
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	734
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	734
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	731
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	707
Buy	Euro	United States Dollar	150,000	202,844	4/6/2010	638
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	603
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	555
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	544
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	543
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	500
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	485
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	483
Buy	Euro	United States Dollar	150,000	202,844	4/6/2010	425
Buy	Euro	United States Dollar	150,000	202,844	4/6/2010	425
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	395
Buy	Euro	United States Dollar	100,000	135,230	4/1/2010	392
Buy	Euro	United States Dollar	300,000	405,690	4/1/2010	372
Buy	Euro	United States Dollar	100,000	135,230	4/6/2010	369
Buy	Euro	United States Dollar	100,000	135,230	4/6/2010	350
Buy	Euro	United States Dollar	100,000	135,230	4/6/2010	348
Buy	Euro	United States Dollar	100,000	135,230	4/6/2010	274
Buy	Euro	United States Dollar	100,000	135,230	4/6/2010	270
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	258
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	150
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	135
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	135
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	135
Buy	Euro	United States Dollar	100,000	135,230	4/6/2010	120
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	90
Sell	Euro	United States Dollar	54,146	54,092	4/6/2010	54
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	51

			Unrealized appreciation on open spot foreign currency contracts			$ 70,283

Sell	Euro	United States Dollar	805,152	$ 811,378	4/6/2010	$ (6,226)
Sell	British Pound	United States Dollar	450,000	683,280	4/1/2010	(4,860)
Sell	Euro	United States Dollar	403,080	405,689	4/6/2010	(2,609)
Sell	Euro	United States Dollar	600,000	811,380	4/1/2010	(2,574)
Sell	Euro	United States Dollar	450,000	608,535	4/1/2010	(2,156)
Sell	Euro	United States Dollar	201,045	202,844	4/6/2010	(1,799)
Sell	Euro	United States Dollar	201,045	202,844	4/6/2010	(1,799)
Sell	Euro	United States Dollar	201,151	202,844	4/6/2010	(1,693)
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	(1,617)
Sell	Euro	United States Dollar	201,255	202,844	4/6/2010	(1,589)
Sell	British Pound	United States Dollar	681,764	683,255	4/6/2010	(1,492)
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	(1,416)
Sell	Euro	United States Dollar	201,465	202,844	4/6/2010	(1,379)
Sell	Euro	United States Dollar	201,470	202,844	4/6/2010	(1,375)
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	(1,221)
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	(1,200)
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	(1,194)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(1,158)
Sell	Euro	United States Dollar	201,756	202,844	4/6/2010	(1,088)
Sell	Euro	United States Dollar	201,768	202,844	4/6/2010	(1,076)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(1,037)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(966)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(926)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(920)
Sell	Euro	United States Dollar	202,008	202,844	4/6/2010	(836)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(818)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(815)
Sell	Euro	United States Dollar	150,000	202,845	4/1/2010	(809)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(808)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(805)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(798)
Sell	Euro	United States Dollar	150,000	202,845	4/1/2010	(719)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(704)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(698)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(688)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(680)
Sell	Euro	United States Dollar	202,620	202,844	4/6/2010	(625)
Sell	Euro	United States Dollar	202,220	202,844	4/6/2010	(625)
Sell	Euro	United States Dollar	202,236	202,844	4/6/2010	(608)
Sell	Euro	United States Dollar	150,000	202,845	4/1/2010	(600)
Sell	Euro	United States Dollar	150,000	202,845	4/1/2010	(599)
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	(582)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(566)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(547)
Sell	Euro	United States Dollar	202,325	202,844	4/6/2010	(520)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(480)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(460)
Sell	Euro	United States Dollar	100,000	135,230	4/1/2010	(459)
Sell	Euro	United States Dollar	134,793	135,230	4/6/2010	(437)
Sell	Euro	United States Dollar	134,794	135,230	4/6/2010	(436)
Sell	Euro	United States Dollar	134,797	135,230	4/6/2010	(433)
Sell	Euro	United States Dollar	202,460	202,844	4/6/2010	(385)
Sell	Euro	United States Dollar	202,460	202,844	4/6/2010	(385)
Sell	Euro	United States Dollar	202,584	202,844	4/6/2010	(260)
Sell	Euro	United States Dollar	202,596	202,844	4/6/2010	(248)
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	(237)
Sell	Euro	United States Dollar	135,034	135,230	4/6/2010	(196)
Sell	Euro	United States Dollar	150,000	202,845	4/1/2010	(180)
Sell	Euro	United States Dollar	135,051	135,230	4/6/2010	(179)
Sell	Euro	United States Dollar	135,059	135,230	4/6/2010	(171)
Sell	Euro	United States Dollar	150,000	202,845	4/1/2010	(167)
Sell	Euro	United States Dollar	150,000	202,845	4/1/2010	(167)
Sell	Euro	United States Dollar	150,000	202,845	4/1/2010	(165)
Sell	Euro	United States Dollar	202,680	202,844	4/6/2010	(164)
Sell	Euro	United States Dollar	202,683	202,844	4/6/2010	(161)
Sell	Euro	United States Dollar	300,000	405,690	4/1/2010	(144)
Sell	Euro	United States Dollar	450,000	608,535	4/1/2010	(126)
Buy	Euro	United States Dollar	40,000	54,092	4/6/2010	(76)
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	(45)
Buy	Euro	United States Dollar	150,000	202,845	4/1/2010	(45)
Buy	Euro	United States Dollar	40,000	54,092	4/6/2010	(19)
Sell	Euro	United States Dollar	54,076	54,092	4/6/2010	(15)
Buy	Euro	United States Dollar	40,000	54,092	4/6/2010	(11)
Sell	Euro	United States Dollar	54,085	54,092	4/6/2010	(7)

			Unrealized depreciation on open spot foreign currency contracts			$ (64,077)

			Total net unrealized appreciation on open spot foreign currency contracts			$ 6,206

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Chariot Absolute Currency Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/20/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/20/10